Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Expenses
Schedule of components of accounts payable and accrued expenses

	December 31,
	2025	2024
Trade payables	$4,478,088	$366,321
Accrued salaries and benefits	87,360	54,569
Accrued contractor expense	92,593	47,956
Government grant repayment accrual	—	10,274
Other accrued expenses	842,905	269,747
Total	$5,500,946	$748,867